CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, Lehman Brothers Insitutional Liquidity Series (1933 Act File No. 333-120167; 1940 Act File No. 811-21648) ("Registrant") hereby certifies (a) that the form of the prospectus used with respect to the Lehman Brothers Institutional Liquidity Fund, Lehman Brothers Prime Money Fund, and Lehman Brothers U.S. Treasury Fund, each a series of the Registrant, does not differ from those contained in Post-Effective Amendment No. 2 ("Amendment No. 2") to the Registrant's Registration Statement and (b) that Amendment No. 2 was filed electronically.







Dated:   August 3, 2006                     By:      /s/ Sheila R. James
                                                     -------------------
                                                     Sheila R. James
                                                     Assistant Secretary